Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents and restricted cash
Cash at bank	$ 26,372	$ 24,641
Short-term bank deposits	3,814	5,254
Time deposits with maturities over three months	836	836
Restricted cash	3,226	3,171
Total	$ 34,248	$ 33,902